Prepaid expenses and other assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Prepaid interest	$ 4,595	$ 6,596
Current Vessel Operating Expense Prepayments, Third Party	1,620	2,123
Prepaid insurance	1,502	760
Other prepaid expenses	2,030	2,752
Current prepayments and other current assets	11,856	13,855
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
SSM - prepaid vessel operating expenses	$ 2,109	$ 1,624